Note 13 - Earnings Per Share	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Earnings Per Share [Text Block]
13.	Earnings Per Share

Basic and diluted earnings per common share is computed as follows:

	2023	2024	2025
Income:
Net income	114,549,279	112,775,678	136,967,379
Weighted average common shares –outstanding, basic	6,931,280	6,938,204	6,943,682
Basic earnings per share	16.53	16.25	19.73

Effect of dilutive securities:
Dilutive effect of non-vested shares	4,780	23,062	3,457
Weighted average common shares –outstanding, diluted	6,936,060	6,961,266	6,947,139
Diluted earnings per share	16.52	16.20	19.72

For the years ended December 31, 2023, 2024 and 2025, the denominator of the diluted earnings per share calculation includes 4,780, 23,062 and 3,457 common shares, respectively, being the number of incremental shares assumed issued under the treasury stock method.